Segmented information (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 10,881	$ 2,021
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	1,282	316
Barbados
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 9,599	$ 1,705